Income Taxes (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Net operating loss carry forwards	$ 631,615	$ 173,374
Stock-based compensation	96,150	86,250
Valuation allowance	$ (727,765)	$ (259,624)
Net deferred tax assets